Note 7 - Available-for-sale Equity Securities: Schedule of Available-for-sale Securities Reconciliation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Details
Other Significant Noncash Transaction, Value of Consideration Received	$ 168,869	$ 222,900
Available-for-sale Equity Securities, Gross Unrealized Gain	103,867	197,100
Available-for-sale Securities, Equity Securities	$ 272,736	$ 420,000